Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 190,243	$ 152,561
Short-term bank deposit	20,000	30,000
Trade receivables (net of allowance for credit losses of $1,558 and $1,337 on December 31, 2020 and 2021, respectively)	53,985	48,623
Unbilled receivables and contract assets	22,276	16,786
Other receivables and prepaid expenses	13,841	19,388
Total current assets	300,345	267,358
LONG-TERM ASSETS:
Capitalized software development costs, net	25,203	24,362
Other intangible assets, net	56,939	74,953
Property and equipment, net	14,458	16,970
Goodwill	261,141	264,282
Severance pay fund	5,954	6,582
Operating lease right-of-use assets	43,665	54,390
Other long-term assets	7,288	5,264
Total long-term assets	414,648	446,803
Total assets	714,993	714,161
CURRENT LIABILITIES:
Trade payables	5,008	5,389
Employees and payroll accruals	43,402	40,494
Accrued expenses and other liabilities	33,048	34,625
Current maturities of Series B Debentures	19,796	19,796
Current maturities of operating lease liabilities	10,827	9,924
Deferred revenues	39,614	34,548
Total current liabilities	151,695	144,776
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	78,986	98,676
Deferred tax liabilities	15,360	16,010
Other long-term liabilities	12,144	12,129
Long-term operating lease liabilities	38,751	48,773
Accrued severance pay	9,236	9,586
Redeemable non-controlling interest	101	517
Total long-term liabilities	154,578	185,691
COMMITMENTS AND CONTINGENTIES
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares on December 31, 2020 and 2021; Issued: 56,989,995 and 57,393,305 shares on December 31, 2020 and 2021, respectively; Outstanding: 54,661,699 and 55,065,009 shares on December 31, 2020 and 2021, respectively	756	751
Additional paid-in capital	340,837	334,693
Treasury shares, at cost - 2,328,296 Common shares on December 31, 2020 and 2021	(9,423)	(9,423)
Accumulated other comprehensive income	2,819	11,026
Retained earnings	71,559	44,643
Total Sapiens International Corporation N.V. shareholders’ equity	406,548	381,690
Non-controlling interests	2,172	2,004
Total equity	408,720	383,694
Total liabilities and equity	$ 714,993	$ 714,161